Commitments and Continegencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Continegencies [Abstract]
Schedule of Capital Commitment	The Company had the following capital commitment at the end of the reporting period:
	As of December 31, 2024	As of December 31, 2025
	US$	US$
Contracted but not provided for	5,120	—